Long-Term Debt - Carrying Values (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	$ 494	$ 533
Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	427	461
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	$ 67	$ 72